OPERATING LEASES (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity
The minimum contractual future rentals under non-cancellable leases represent revenues to be recognized on a straight line basis for each of the following periods, as of September 30, 2019:

Year ending December 31, (in thousands of $)
2019(1)	67,841
2020	221,311
2021	213,199
2022	213,199
2023 and thereafter	267,885
Total	983,435
(1) For the three months ending December 31, 2019.

Operating Lease, Lease Income
The components of operating lease income were as follows:

(in thousands of $)	Three Months Ended September 30, 2019	Nine Months Ended September 30, 2019
Operating lease income	73,794	218,683
Variable lease income (1)	—	1,393
Total operating lease income	73,794	220,076
(1)‘Variable lease income’ is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable leases.